Redeemable Convertible Preferred Stock	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Preferred Stock [Text Block]
9. Redeemable Convertible Preferred Stock

On June 13, 2013, the Company’s Board of Directors approved a resolution designating 10,016,080 shares of Preferred Stock as Series B Redeemable Convertible Preferred Stock (Series B) with an initial stated value of $1.40 and par value of $0.01. Each Series B preferred share is convertible into 10 shares of common stock and is entitled to the number of votes equal to the number of shares of common stock. These Series B shares may be converted to common stock by the holder of the shares at any time. The Series B shares shall be automatically converted into common shares upon the closing of an underwritten initial public offering, with aggregate proceeds to the Company of at least $7 million and a price per share to the public of at least the Series B stated value upon the closing of which, the shares of common stock of the Company shall be listed for trading on a major national stock exchange.

 Holders of the preferred stock are entitled to receive cumulative dividends at the rate of 10%, compounded per annum, of the applicable purchase price per share if and when declared by the board of directors. No dividends have been declared through December 31, 2014.

At any time on or after June 23, 2018, the holders of at two-thirds of the outstanding shares of the preferred stock may require the Company to redeem all of the outstanding shares of the preferred stock for an amount equal to the original issue price per share plus any declared and unpaid dividends.

Holders of the Series B are entitled to a liquidation preference in an amount equal to $1.40 per share plus all accrued and unpaid dividends in the event of a liquidation, dissolution, or winding-up of the Company, or in the event the Company merges with or is acquired by another entity.

In connection with the private placement of Series B Redeemable Convertible Preferred Stock, the Company recorded a liability for an embedded derivative that required bifurcation under the applicable accounting guidance. The embedded derivative includes a redemption feature, multiple dividend features, as well as multiple conversion features with a down-round ratchet provision. The Company estimates the fair values of the conversion feature using a Monte Carlo valuation model. The Company measured the fair value of the conversion feature on June 26, 2013 and July 15, 2013 (dates of issuance) and recorded the initial liability as part of the private placement proceeds.

On June 26, 2013, the Company issued 4,999,999 shares of the Company’s newly-created Series B and warrants that would each be used to purchase 12,499,996 shares of common stock at an exercise price of $0.14 per share for an aggregate purchase price of $7.0 million. The value of the derivative liability related to the warrants was $1,886,000 and the value of the derivative liability related to the preferred shares was $6,917,000. As part of the same transaction, the Company converted $5,491,000 in outstanding convertible loan notes (principal and interest) into 4,357,936 shares of Series B and warrants to purchase 10,894,839 shares of common stock at an exercise price of $0.14 per share. The value of the derivative liability related to the warrants was $1,644,000 and the value of the derivative liability related to the preferred shares was $6,029,000. As part of this issuance, the Company issued warrants to purchase 4,999,999 shares of common stock at an exercise price of $0.14 per share with an initial fair value of $759,000 and paid $350,000 to the placement agents. As a result of this financing, all outstanding convertible notes were converted into shares of Series B and warrants to purchase common stock. On July 15, 2013, the remaining outstanding convertible loan notes, totaling $829,277 in principal and interest, were converted into 658,145 shares of Series B and warrants to purchase 1,645,361 shares of common stock at an exercise price of $0.14 per share. The value of the derivative liability related to the warrants was $674,000 and the value of the derivative liability related to the preferred shares was $2,386,000.

The Company re-measured the fair value of the conversion feature and recorded a gain of $27,763,000 to adjust the liabilities associated with the conversion feature at their estimated fair value totaling $12,320,000 as of December 31, 2014.